Related Party Transactions - Schedule of Broken Down Revenue from Related Party (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Vitol Group total	$ 232.4	$ 227.9	$ 185.4
Terminaling and Throughput Fees [Member]
Related Party Transaction [Line Items]
Vitol Group total	212.9	205.5	170.9
Excess Throughput and Ancillary Services [Member]
Related Party Transaction [Line Items]
Vitol Group total	$ 19.5	$ 22.4	$ 14.5